Other non-current assets - Summary of Other Non-Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous non-current assets [abstract]
Interest in net assets of joint ventures	€ 65	€ 37	€ 29
Interest in net assets of associates	19	23	€ 34
Long-term trade and other receivables	520	499
Other non-current assets	338	415
Total other non-current assets	€ 942	€ 974